ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS - Additional (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	26,998,861	30,015,905
Ordinary shares, outstanding	26,998,861	30,015,905
Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	130,143,350	101,143,806
Ordinary shares, outstanding	129,146,306	101,143,806
Parent company | Reportable legal entities | Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	26,998,861	30,015,905
Ordinary shares, outstanding	26,998,861	30,015,905
Parent company | Reportable legal entities | Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	130,143,350	101,143,806
Ordinary shares, outstanding	129,146,306	101,143,806